Investments in Other Entities - Additional Information (Detail) - MXN ($) $ in Millions		12 Months Ended
	Dec. 06, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Capital contribution			$ 419
Estancia Hidromineral Itabirito, LTDA [member]
Disclosure of associates and joint ventures [line items]
Dividend income			190
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Equity method Joint Ventures		$ (175)	116	$ (30)
Vonpar [member]
Disclosure of associates and joint ventures [line items]
Percentage of acquisition	100.00%
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of associates and joint ventures [line items]
Percentage of equity interest	3.36%
Capital contribution			1,273
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of associates and joint ventures [line items]
Capital contribution			376
Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Disclosure of associates and joint ventures [line items]
Dividend income			5
Associates [member]
Disclosure of associates and joint ventures [line items]
Equity method Joint Ventures		$ 235	$ 31	$ 185